1998 SEMIANNUAL REPORT


IDS
Tax-Free
Money
Fund

(icon of) shield with piggy bank enclosed

The goal of IDS Tax-Free Money Fund, Inc. is to provide as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal. The Fund invests primarily in short-term bonds and notes issued by or on behalf of state or local governmental units.


      American Express Financial Advisors

      Distributed by American Express Financial Advisors Inc.

(icon of) shield with piggy bank enclosed

Stability
without taxes

Everyone needs to have a cash reserve to cover unexpected expenses. But where to keep it? It's easy to find an investment that provides stability and ready access to your money, but there's usually a drawback: You have to pay taxes on the interest the money earns.But there is an alternative -- Tax-Free Money Fund. The interest it pays is generally free from federal taxes. The result: a cash reserve that can let you keep the tax-exempt income it earns.



Contents

From the chairman                            3
From the portfolio manager                   3
Financial statements                         5
Notes to financial statements                8
Investments in securities                   11
Board members and officers                  19
IDS mutual funds                            20

 To our shareholders


      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when declines in Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.




      William R. Pearce
     (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      IDS Tax-Free Money Fund's yield fluctuated only slightly during the first half of the fiscal year (January through June 1998), reflecting largely stable short-term interest rates. The Fund's $1 net asset value was unchanged during the six months, providing shareholders with continued stability of principal in addition to a tax-free return.

      For the seven-day period ended June 30, 1998, the Fund provided an annualized simple yield of 2.96% and an annualized compound yield of 3.01%. These are equal to 4.11% simple and 4.18% compound yields for an investor in the 28% federal income-tax bracket.

      (Investors should keep in mind that an investment in the Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a stable $1 share price, there is no assurance that it will be able to do so. Investors also should keep in mind that, under federal law, some notes issued in the tax-free securities market are subject to the alternative minimum tax, or AMT. To eliminate any federal income-tax liabilities for investors who may be subject to the AMT requirement, the Fund does not invest in such issues.)

      Inflation stays subdued

      Despite ongoing solid economic growth and generally rising wages in several business sectors, inflation remained remarkably low during the period. As a result, aside from a brief run-up at the beginning of the year, short-term interest rates barely budged over the six months as the Federal Reserve Board decided to continue the hands-off approach it had maintained since the spring of 1997.

      Changes to the portfolio were confined to a shift in its average maturity -- from about 40 days at outset of the year to about 20 days in early summer. This fluctuation in maturity is largely a result of ongoing seasonal supply and demand factors in the short-term, tax-free market. An increase in the supply of new issues occurs in early July every year, replacing outstanding issues that mature in June. This results in a short average maturity prior to the supply surge, followed by a lengthening when the new issues come to market. As for the possibility of buying more longer-term issues to increase the Fund's yield, in my view the yield advantage provided by such securities was too slight to justify the strategy.

      At this point (mid-July), it appears that our economy is weathering the negative effect of the economic turmoil in Asia relatively well. In fact, I think it's possible that growth could pick up before the year is out, putting upward pressure on inflation. If so, the Federal Reserve may decide to nudge up short-term interest rates, which would ultimately result in a modestly higher yield for the Fund.




      Terry Fettig
     (picture of) Terry Fettig
      Terry Fettig
      Portfolio Manager

      To our shareholders



      6-month performance

      (All figures per share)


Net asset value (NAV)

June 30, 1998         $   1.00

Dec. 31, 1997         $   1.00

Increase              $     --


Distributions
Jan. 1, 1998 - June 30, 1998


From income           $  0.01

From capital gains    $    --

Total distributions   $  0.01

Total return*            +1.5%



     *The total return is a hypothetical investment in the Fund with all distributions reinvested.



      Financial statements


      Statement of assets and liabilities
      IDS Tax-Free Money Fund, Inc.
      June 30, 1998



                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $154,595,374)                                                              $154,595,374
 Cash in bank on demand deposit                                                                     10,391,643
 Accrued interest receivable                                                                           620,043
                                                                                                       -------
 Total assets                                                                                      165,607,060
                                                                                                   -----------

                                  Liabilities

 Dividends payable to shareholders                                                                      61,750
 Payable for investment securities purchased                                                        12,818,527
 Accrued investment management services fee                                                              1,297
 Accrued transfer agency fee                                                                               438
 Accrued administrative services fee                                                                       126
 Other accrued expenses                                                                                 13,955
                                                                                                        ------
 Total liabilities                                                                                  12,896,093
                                                                                                    ----------
 Net assets applicable to outstanding capital stock                                               $152,710,967
                                                                                                  ============

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                          $  1,527,189
 Additional paid-in capital                                                                        151,190,476
 Undistributed net investment income                                                                        21
 Accumulated net realized gain (loss)                                                                   (6,719)
                                                                                                        ------
 Total-- representing net assets applicable to outstanding capital stock                          $152,710,967
                                                                                                  ============
 Shares outstanding                                                                                152,718,854
                                                                                                   -----------
 Net asset value per share of outstanding capital stock:                                          $       1.00
                                                                                                  ------------



      See accompanying notes to financial statements.





      Financial statements


      Statement of operations
      IDS Tax-Free Money Fund, Inc.
      Six months ended June 30, 1998



                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Interest                                                                                           $2,708,102
                                                                                                    ----------
 Expenses (Note 2):
 Investment management services fee                                                                    238,948
 Transfer agency fee                                                                                    79,414
 Administrative services fees and expenses                                                              24,079
 Compensation of board members                                                                           3,885
 Custodian fees                                                                                         11,626
 Postage11,094
 Registration fees                                                                                      36,816
 Reports to shareholders                                                                                 6,378
 Audit fees                                                                                             10,000
 Other                                                                                                     530
                                                                                                           ---
 Total expenses                                                                                        422,770
      Earnings credits on cash balances (Note 2)                                                       (30,454)
                                                                                                       -------
 Total net expenses                                                                                    392,316
                                                                                                       -------
 Investment income (loss)-- net                                                                      2,315,786
                                                                                                     ---------
 Net increase (decrease) in net assets resulting from operations                                    $2,315,786
                                                                                                    ==========


      See accompanying notes to financial statements.




      Statements of changes in net assets
      IDS Tax-Free Money Fund, Inc.



                                  Operations and distributions

                                                                            June 30,1998         Dec. 31, 1997
                                                                        Six months ended            Year ended
                                                                              (Unaudited)
 Investment income (loss)-- net                                             $  2,315,786          $  4,921,602
                                                                            ------------          ------------
 Distributions to shareholders from:
      Net investment income                                                   (2,315,804)           (4,924,473)
                                                                              ----------            ----------

                                  Capital share transactions at constant $1 net asset value

 Proceeds from sales of shares                                               160,506,479           295,641,284
 Net asset value of shares issued in reinvestment of distributions             2,270,525             4,769,737
 Payments for redemptions of shares                                         (162,411,490)         (305,451,034)
                                                                            ------------          ------------
 Increase (decrease) in net assets from capital share transactions               365,514            (5,040,013)
                                                                                 -------            ----------
 Total increase (decrease) in net assets                                         365,496            (5,042,884)
 Net assets at beginning of period                                           152,345,471           157,388,355
                                                                             -----------           -----------
 Net assets at end of period                                                $152,710,967          $152,345,471
                                                                            ============          ============
 Undistributed net investment income                                        $         21          $         39
                                                                            ------------          ------------

      See accompanying notes to financial statements.



      Notes to financial statements


      IDS Tax-Free Money Fund, Inc.
      (Unaudited as to June 30, 1998)


  1

Summary of
significant
accounting policies



      The Fund is registered under the Investment Company Act of 1940 (as amended), the "1940 Act," as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock. The Fund invests primarily in short-term bonds and notes issued by or on behalf of state or local governmental units.

      Significant accounting policies followed by the Fund are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

      Dividends to shareholders

      Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.



  2

Expenses


      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio and providing administrative services. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.31% to 0.24% annually.

      Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee of $20 per shareholder account for this service.

      During the six months ended June 30, 1998, the Fund's custodian and transfer agency fees were reduced by $30,454 as a result of earnings credits from overnight cash balances.



  3

Securities
transactions

      Cost of purchases and proceeds from sales of securities aggregated $246,298,361 and $242,195,000, respectively, for the six months ended June 30, 1998. Realized gains and losses are determined on an identified cost basis.


IDS Tax-Free Money Fund, Inc.


4

Financial
highlights


The table below shows certain important financial information for evaluating the Fund's results.

                                       Fiscal period ended Dec. 31,
                                       Per share income and capital changes(a)


                                       1998(c)   1997     1996     1995     1994    1993     1992     1991     1990    1989

Net asset value,                       $1.00    $1.00    $1.00    $1.00    $1.00   $1.00    $1.00    $1.00    $1.00   $1.00
beginning of period

                           Income from investment operations:
Net investment income (loss)             .01      .03      .03      .03      .02     .02      .02      .04      .05     .05

                           Less distributions:
Dividends from net                     (.01)    (.03)    (.03)    (.03)    (.02)   (.02)    (.02)    (.04)    (.05)   (.05)
investment income

Net asset value,                       $1.00    $1.00    $1.00    $1.00    $1.00   $1.00   $1.00     $1.00    $1.00   $1.00
end of period

                           Ratios/supplemental data
                                       1998(c)   1997     1996     1995     1994    1993     1992     1991     1990    1989

Net assets, end of period               $153     $152     $157     $146     $133    $116     $137     $144     $153    $117
(in millions)

Ratio of expenses to                   .55%d     .55%     .55%     .58%     .68%    .68%     .63%     .70%     .71%    .67%
average daily net assets(b)

Ratio of net income (loss) to         3.00%d    3.13%    2.94%    3.19%    2.11%   1.63%    2.25%    3.78%    5.24%   5.47%
average daily net assets

Total return                            1.5%     3.2%     2.9%     3.2%     2.1%    1.6%     2.2%     3.8%     5.2%    5.6%


   a For a share outstanding throughout the year. Rounded to the nearest cent.
   b Effective fiscal year 1996, expense ratio is based on total expenses of the
     Fund before reduction of earnings credits on cash balances.
   c Six months ended June 30, 1998 (Unaudited).
   d Adjusted to an annual basis.



 Investments in securities


      IDS Tax-Free Money Fund, Inc.
      June 30, 1998 (Unaudited)



                                                       (Percentages represent
                                                         value of investments
                                                       compared to net assets)


 Short-term securities (101.2%)

Issuer (b)                                                                     Principal               Value(a)
                                                                                  amount

 Municipal notes

 Alabama (1.2%)
 Columbia County Industrial Development Pollution Control
    Revenue Bonds (Alabama Power) Series C
       10-01-22    3.75%                                                        $500,000(c,d)          $500,000
 Columbia County Industrial Development Pollution Control
    Revenue Bonds (Alabama Power) Series E
       10-01-22    3.70                                                          400,000(c,d)           400,000
 Columbia County Pollution Control Revenue Bonds
    (Alabama Power) Series D
       10-01-22    3.95                                                        1,000,000(c,d)         1,000,000
 Total                                                                                                1,900,000

 Alaska (0.9%)
 Valdez Marine Terminal Refunding Revenue Bonds
    Alaska Pipeline (Mobil)
       11-01-03    3.50                                                        1,000,000(c,d)         1,000,000
 Valdez Marine Terminal Revenue Bonds
    Exxon Pipeline Series 1993A
       12-01-33    3.70                                                          300,000(c,d)           300,000
 Total                                                                                                1,300,000


 Arizona (9.2%)
 Maricopa County (Arizona Public Service Company)
    (Bank of America)
       05-01-29    3.80                                                        3,000,000(c,d)         3,000,000
 Maricopa County Pollution Control Revenue Bonds
    Series 1994C
       05-01-29    3.90                                                        1,400,000(c,d)         1,400,000
 Maricopa County Pollution Control Revenue Bonds
    (Southern California Edison) C.P. Series 1998E
       08-04-98    3.55                                                        1,000,000              1,000,000
       08-19-98    3.65                                                        2,720,000              2,720,000
 Salt River Agricultural Improvement & Power District
    C.P.
       07-07-98    3.70                                                        1,000,000              1,000,000
       07-13-98    3.60                                                        1,000,000              1,000,000
       07-15-98    3.60                                                        2,900,000              2,900,000
       09-01-98    3.60                                                        1,000,000              1,000,000
 Total                                                                                               14,020,000

 Colorado (1.3%) State Series 1998 T.R.A.N.
       06-25-99    4.00                                                        2,000,000              2,008,540

 Florida (2.9%)
 Jacksonville Electric Authority
    Electric System C.P. Series 1998D-1
       08-27-98    3.70                                                        3,300,000              3,300,000
 State Municipal Power Agency C.P.
       08-04-98    3.65                                                        1,155,000              1,155,000
 Total                                                                                                4,455,000

 Georgia (5.8%)
 Burke County Development Authority
    Pollution Control Revenue Bonds
    (Georgia Power) Vogtle
       04-01-25    3.90                                                        1,700,000(c,d)         1,700,000
       09-01-26    3.90                                                        1,800,000(c,d)         1,800,000
 Burke County Pollution Control Revenue Bonds
    (Georgia Power) Series 1994
       07-01-24    3.80                                                          400,000(c,d)           400,000
 Monroe County Development Authority (Georgia Power)
    Series 2
       07-01-25    3.75                                                        1,400,000(c,d)         1,400,000
 Monroe County Pollution Control Revenue Bonds
    (Gulf Power) Series 2
       09-01-24    3.75                                                        1,450,000(c,d)         1,450,000
 Putnam County Development Authority
    Pollution Control Revenue Bonds
    (Georgia Power)
       04-01-32    3.75                                                          200,000(c,d)           200,000
 Putnam County Development Authority
    Pollution Control Revenue Bonds
    (Georgia Power) Series 2
       09-01-29    3.90                                                        1,900,000(c,d)         1,900,000
 Total                                                                                                8,850,000


 Hawaii (0.7%)
 State Department Budget & Finance Special Purpose
    Mortgage Revenue Bonds (Kaiser Permanente)
       03-01-15    3.80                                                        1,000,000(c,d)         1,000,000


 Idaho (2.0%) State Series 1998 T.A.N.
       06-30-99    4.50                                                        3,000,000              3,025,980

 Illinois (0.2%)
 Development Finance Authority Pollution Control
    Revenue Bonds (Amoco Oil Company) Series 1994
       11-01-12    3.80                                                          310,000(c,d)           310,000


 Indiana (5.7%)
 Bond Bank Advanced Funding Notes
       01-20-99    4.00                                                        2,000,000              2,005,895
 Jasper County Pollution Control Revenue Bonds
    Northern Indiana Public Service
       06-01-13    3.80                                                        2,700,000(c,d)         2,700,000
 Mount Vernon Pollution  Control & Solid Waste Disposal  Refunding Revenue Bonds
    (General Electric) C.P.
       08-10-98    3.55                                                        1,800,000              1,800,000
       09-02-98    3.60                                                        1,190,000              1,190,000
 State Education Facility (University of Notre Dame)
       03-01-25    3.45                                                        1,000,000(c,d)         1,000,000
 Total                                                                                                8,695,895


 Iowa (1.3%)
 School Cash Anticipation Program
    Iowa School Corporation
    Warrant Certificate 1
       06-25-99    4.50                                                        2,000,000              2,016,130

 Kentucky (2.8%)
 Jefferson County Pollution Control Revenue Notes
    (Louisville Gas & Electric) C.P. Series 1993
       07-08-98    3.65                                                        1,300,000              1,300,000
       09-09-98    3.65                                                        3,000,000              3,000,000
 Total                                                                                                4,300,000


 Maryland (2.6%)
 Health & Educational Facilities Authority Revenue Bonds
    (Kaiser Permanente) Series A
       07-01-15    3.80                                                        2,000,000(c,d)         2,000,000
 Montgomery County Maryland C.P. B.A.N.
       07-09-98    3.65                                                        2,000,000              2,000,000
 Total                                                                                                4,000,000

 Michigan (7.1%)
 Regents of the University Hospital Refunding
    Revenue Bonds Series 1992A
       12-01-19    3.80                                                        1,400,000(c,d)         1,400,000
 Regents of the University Hospital Refunding
    Revenue Bonds Series 1995A
       12-01-27    3.80                                                        2,200,000(c,d)         2,200,000
 Regents of the University Hospital Revenue Bonds
    Series 1995A
       12-01-27    3.80                                                        4,200,000(c,d)         4,200,000
 State Full Faith & Credit General Obligation Notes
       09-30-98    4.50                                                        3,000,000              3,005,316
 Total                                                                                               10,805,316


 Minnesota (7.2%)
 Becker (Northern States Power)
    C.P. Series 1993B
       08-05-98    3.65                                                        1,000,000              1,000,000
 Becker Pollution Control Revenue Bonds
    (Northern States Power) C.P. Series 1998A
       07-09-98    3.70                                                        2,000,000              2,000,000
       09-08-98    3.65                                                        3,000,000              3,000,000
 Rochester Health Care Facility Revenue Bonds
    (Mayo Clinic) Series 1998A
       07-07-98    3.45                                                        1,000,000              1,000,000
 Rochester Health Care Facility Revenue Bonds
    (Mayo Clinic) Series 1998B
       07-15-98    3.55                                                        2,000,000              2,000,000
 Southern Municipal Power C.P. Series 1998B
       10-06-98    3.60                                                        2,000,000              2,000,000
 Total                                                                                               11,000,000

 Mississippi (4.5%)
 Jackson County Pollution Control Refunding
    Revenue Bonds (Chevron)
       06-01-23    3.80                                                        1,300,000(c,d)         1,300,000
 Jackson County Port Facility (Chevron USA)
       06-01-23    3.80                                                        5,600,000(c,d)         5,600,000
 Total                                                                                                6,900,000

 Missouri (0.1%)
 Washington University Health & Education
    Facilities Authority Series A
       09-01-30    3.85                                                          200,000(c,d)           200,000


 New Mexico (3.9%)
 Farmington Pollution Control Revenue Bonds
    (Arizona Public Service Company) Series 1994B
       05-01-24    3.90                                                          500,000(c,d)           500,000
       09-01-24    3.80                                                        1,700,000(c,d)         1,700,000
 State Series 1998 T.R.A.N.
       06-30-99    4.25                                                        3,750,000              3,773,400
 Total                                                                                                5,973,400


 New York (9.9%)
 Long Island Power Authority Electric Revenue Bonds
    Variable Sub Series 5
       05-01-33    3.75                                                        7,400,000(c,d)         7,400,000
 New York City Municipal Water & Sewer System
    Revenue Bonds
       06-15-22    4.00                                                        2,000,000(c,d)         2,000,000
       06-15-23    4.00                                                          900,000(c,d)           900,000
 New York City Municipal Water Finance Authority
    Series 1994C
       06-15-23    4.00                                                        1,900,000(c,d)         1,900,000
 New York City Municipal Water Finance Authority
    Water & Sewer Systems Revenue Bonds
       06-15-22    4.00                                                        2,900,000(c,d)         2,900,000
 Total                                                                                               15,100,000

 North Carolina (2.6%)
 Medical Care Community Hospital Revenue Bonds
    Duke University Hospital Series 1985B-C
       06-01-15    3.45                                                        4,000,000(c,d)         4,000,000


 Ohio (5.2%)
 State Air Quality Development Authority Revenue Bonds
    (Cincinnati Gas & Electric) Series 1995A
       09-01-30    3.70                                                        2,500,000(c,d)         2,500,000
 State Air Quality Development Authority Revenue Bonds
    (Cincinnati Gas & Electric) Series 1995B
       12-01-15    3.80                                                        2,400,000(c,d)         2,400,000
 State Air Quality Development Authority Revenue Bonds
    (Cincinnati Gas & Electric) Series A
       09-01-30    3.80                                                        3,000,000(c,d)         3,000,000
 Total                                                                                                7,900,000

 Oregon (1.3%)
 Klamath Falls Electric
    Revenue Bonds Series 1998B
       05-03-99    3.80                                                        2,000,000              2,000,000


 Pennsylvania (5.9%) Philadelphia T.R.A.N.
       06-30-99    4.25                                                        2,000,000              2,011,820
 State Higher Education Facilities Authority Refunding
    Revenue Bonds (Carnegie Mellon) Series B
       11-01-27    4.00                                                        1,800,000(c,d)         1,800,000
 State Higher Education Facilities Authority Revenue Bonds
    (Carnegie Mellon) Series 1995A
       11-01-25    4.00                                                          200,000(c,d)           200,000
 State Higher Education Facilities Authority Revenue Bonds
    (Carnegie Mellon) Series 1995D
       11-01-30    4.00                                                        1,000,000(c,d)         1,000,000
 State Higher Education Facilities Authority Revenue Bonds
    Series C
       01-01-26    3.50                                                        3,000,000(c,d)         3,000,000
 State University Notes Series 1998A
       03-30-99    4.50                                                        1,000,000              1,006,852
 Total                                                                                                9,018,672
 Texas (9.9%) Houston Series 1998 T.R.A.N.
       06-30-99    4.25%                                                      $2,000,000             $2,013,480
 Port Arthur Naval District of Jefferson
    Pollution Control Revenue Bonds Texaco
       10-01-24    3.85                                                        7,600,000(c,d)         7,600,000
 San Antonio Electric & Gas Systems
    C.P. Series 1998A
       07-08-98    3.65                                                        3,500,000              3,500,000
 State Series 1997 T.R.A.N.
       08-31-98    4.75                                                        2,000,000              2,002,961
 Total                                                                                               15,116,441


 Utah (1.3%)
 State General Obligation Highway
    C.P. Series 1997B
       09-30-98    3.65                                                        1,000,000              1,000,000
 State General Obligation Highway
    C.P. Series 1998B
       07-08-98    3.75                                                        1,000,000              1,000,000
 Total                                                                                                2,000,000


 Washington (0.7%)
 State General Obligation C.P. Series 1996B R.A.N.
       06-15-20    3.45                                                        1,000,000(c,d)         1,000,000

 Wyoming (5.0%)
 Kemmerer Pollution Control Revenue Bonds
    (Exxon)
       11-01-14    3.70                                                          900,000(c,d)           900,000
 Lincoln County Pollution Control Revenue Bonds
    (Exxon)
       08-01-15    3.80                                                        2,800,000(c,d)         2,800,000
 Lincoln County Pollution Control Revenue Bonds
    (Exxon) Series 1985
       08-01-15    3.80                                                        1,500,000(c,d)         1,500,000
 Sublette County (Exxon) Series 1984
       11-01-14    3.80                                                        2,500,000(c,d)         2,500,000
 Total                                                                                                7,700,000

 Total investments in securities
 (Cost: $154,595,374)(e)                                                                           $154,595,374


      See accompanying notes to investments in securities.




Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio descriptions:

B.A.N.      --    Bond Anticipation Note

C.P.        --    Commercial Paper

R.A.N.      --    Revenue Anticipation Note

T.A.N.      --    Tax Anticipation Note

T.R.A.N.    --    Tax & Revenue Anticipation Note

V.R.        --    Variable Rate

V.R.D.B.    --    Variable Rate Demand Bond

V.R.D.N.    --    Variable Rate Demand Note

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 1998.

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. However, for purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(e) Also represents the cost of securities for federal income tax purposes at June 30, 1998.



          Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Retired chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President of Board Services Corporation.
and secretary


                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Vice president   Frederick C. Quirsfeld*
                 Vice president, AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe


Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the S&P 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Stock Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star


Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks that generaly pay dividends and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio that seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice


Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head


Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed


Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



You may experience delays when call volumes are high.

AMERICAN EXPRESS Financial Advisors


IDS Fund
IDS Tower 10
Minneapolis, MN 55440-0010